INCOME TAXES (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥) item ¥ / shares	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2017	Dec. 31, 2022 USD ($)
Income Tax Contingency [Line Items]
Net income (loss)		¥ (289,001)	$ (41,901)	¥ 136,952	¥ 229,706
Operating loss		(410,242)	$ (59,480)	93,942	174,196
Deferred tax assets, valuation allowance		¥ 42,187		6,976
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%
Aggregate undistributed earnings available for distribution		¥ 1,993,460		2,228,550
Deferred tax liabilities attributable to undistributed earning		0
PRC, Hong Kong, United States and Canada
Income Tax Contingency [Line Items]
Operating loss		¥ 1,119,767
Beijing Shunyuan
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%
Anhui Huami, Anhui Health and Shun Yuan
Income Tax Contingency [Line Items]
Increase in income tax expenses		¥ 29,784		¥ 19,387	¥ 41,869
Decrease in net income per share - basic | ¥ / shares		¥ 0.12		¥ 0.08	¥ 0.17
Decrease in net income per share - diluted | ¥ / shares		¥ 0.12		¥ 0.07	¥ 0.16
Minimum
Income Tax Contingency [Line Items]
Underpayment of tax liability		¥ 100					$ 15
Hong Kong
Income Tax Contingency [Line Items]
Number of nominators | item		1	1
Hong Kong | Minimum
Income Tax Contingency [Line Items]
Net income (loss)	¥ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
Income Tax Contingency [Line Items]
Income tax rate	16.50%
United States
Income Tax Contingency [Line Items]
Income tax rate		21.00%	21.00%
Operating loss carry forwards carry forward period						20 years
Netherland
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%
PRC
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
Operating loss		¥ 942,754
PRC | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
PRC | Anhui Huami Health Technology Co., Ltd ("Anhui Health")
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
Canada | Minimum
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		3 years	3 years
Canada | Maximum
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		20 years	20 years